Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of March 2012

Collection Period Start	1-Mar-12	Distribution Date	16-Apr-12
Collection Period End	31-Mar-12	30/360 Days	30
Beg. of Interest Period	15-Mar-12	Actual/360 Days	32
End of Interest Period	16-Apr-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		947,568,199.56	307,996,387.55	265,239,769.95	0.2799163
Total Securities		947,568,199.56	307,996,387.55	265,239,769.95	0.2799163
Class A-1 Notes	0.560800%	201,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	1.100000%	243,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.390000%	256,000,000.00	60,428,187.99	17,671,570.39	0.0690296
Class A-4 Notes	1.610000%	50,000,000.00	50,000,000.00	50,000,000.00	1.0000000
Certificates	0.000000%	197,568,199.56	197,568,199.56	197,568,199.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	42,756,617.60	69,995.98	167.0180375	0.2734218
Class A-4 Notes	0.00	67,083.33	0.0000000	1.3416666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	42,756,617.60	137,079.31

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				3,864,634.59
Monthly Interest				2,017,549.76
Total Monthly Payments				5,882,184.35

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				159,624.79
Aggregate Sales Proceeds Advance				14,109,787.82
Total Advances				14,269,412.61

Vehicle Disposition Proceeds:
Reallocation Payments				36,024,613.86
Repurchase Payments				926,336.59
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				10,290,681.67
Excess Wear and Tear and Excess Mileage				280,516.00
Remaining Payoffs				0.00
Net Insurance Proceeds				235,186.53
Residual Value Surplus				1,716,964.48
Total Collections				69,625,896.09

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	26,309,149.86			1,800
Involuntary Repossession	173,960.00			11
Voluntary Repossession	53,077.00			3
Full Termination	9,474,791.00			613
Bankruptcy	13,636.00			1
Insurance Payoff		232,182.78		13
Customer Payoff			107,916.97	7
Grounding Dealer Payoff			7,483,870.67	446
Dealer Purchase			2,467,273.94	142
Total	36,024,613.86	232,182.78	10,059,061.58	3,036

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of March 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	18,019	335,390,044.29	6.00000%	307,996,387.55
Total Depreciation Received		(4,595,529.00)		(4,463,726.47)
Principal Amount of Gross Losses	(30)	(555,421.06)		(513,157.20)
Repurchase / Reallocation	(66)	(1,020,560.04)		(926,336.59)
Early Terminations	(1223)	(19,349,817.55)		(17,534,829.26)
Scheduled Terminations	(1300)	(21,256,633.14)		(19,318,568.08)
Pool Balance - End of Period	15,400	288,612,083.50	6.00000%	265,239,769.95

Remaining Pool Balance
Lease Payment				46,407,729.76
Residual Value				218,832,040.19
Total				265,239,769.95

III. DISTRIBUTIONS

Total Collections					69,625,896.09
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					69,625,896.09

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					290,817.99
3. Reimbursement of Sales Proceeds Advance					21,502,679.44
4. Servicing Fee:
Servicing Fee Due					256,663.66
Servicing Fee Paid					256,663.66
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					22,050,161.09

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					69,995.98

Class A-3 Notes Monthly Interest Paid					69,995.98
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of March 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,083.33

Class A-4 Notes Monthly Interest Paid	67,083.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	137,079.31
Total Note and Certificate Monthly Interest Paid	137,079.31
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	47,438,655.69

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	42,756,617.60

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	42,756,617.60
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,682,038.09

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of March 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,737,741.00
Required Reserve Account Amount		14,213,523.00
Beginning Reserve Account Balance		14,213,523.00
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		14,213,523.00
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		4,682,038.09
Gross Reserve Account Balance		18,895,561.09
Remaining Available Collections Released to Seller		4,682,038.09
Total Ending Reserve Account Balance		14,213,523.00

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.50
Monthly Prepayment Speed		132%
Lifetime Prepayment Speed		65%

	$	units
Recoveries of Defaulted and Casualty Receivables	523,010.98
Securitization Value of Defaulted Receivables and Casualty Receivables	513,157.20	30
Aggregate Defaulted and Casualty Gain (Loss)	9,853.78
Pool Balance at Beginning of Collection Period	307,996,387.55
Net Loss Ratio	0.0032%

Cumulative Net Losses for all Periods	0.0556%	526,771.82

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,390,652.23	87
61-90 Days Delinquent	305,704.80	20
91-120+ Days Delinquent	79,005.33	4
Total Delinquent Receivables:	1,775,362.36	111
60+ Days Delinquencies as Percentage of Receivables	0.12%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	35,783,940.86	2409
Securitization Value	34,891,267.58
Aggregate Residual Gain (Loss)	892,673.28

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	222,106,697.92	13,863
Cumulative Securitization Value	208,859,020.75
Cumulative Residual Gain (Loss)	13,247,677.17

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		24,914,072.16
Reimbursement of Outstanding Advance		21,502,679.44
Additional Advances for current period		14,109,787.82
Ending Balance of Residual Advance		17,521,180.54

Beginning Balance of Payment Advance		517,441.56
Reimbursement of Outstanding Payment Advance		290,817.99
Additional Payment Advances for current period		159,624.79
Ending Balance of Payment Advance		386,248.36

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-A
Monthly Servicer's Report
for the month of March 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No